Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) subsidiary term_loan vessel	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) subsidiary term_loan vessel	Jun. 30, 2020 USD ($)	Jun. 30, 2021 EUR (€) subsidiary term_loan vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Number of Term Loans	6		6		6
Carrying amount of debt | $	$ 1,427,228		$ 1,427,228			$ 1,481,936
Foreign currency exchange (loss) gain (notes 8 and 11) | $	$ (2,843)	$ (11,624)	$ 4,117	$ (6,885)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Line of Credit
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
Line of Credit | Financial Guarantee [Member]
Debt Instrument [Line Items]
Number of subsidiaries that guaranteed the term loans | subsidiary	2		2		2
Euro-denominated Term Loans due in 2023 and 2024
Debt Instrument [Line Items]
Number of Term Loans	2		2		2
Carrying amount of debt	$ 134,400		$ 134,400		€ 113.4	$ 152,710	€ 125.0
Euro-denominated Term Loans due in 2023 and 2024 | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
Euro-denominated Term Loans due in 2023 and 2024 | Financial Guarantee [Member]
Debt Instrument [Line Items]
Number of subsidiaries that guaranteed the term loans | subsidiary	1		1		1
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR
Debt Instrument [Line Items]
Number of Term Loans	1		1		1
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			1.95%